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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2001

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Kramer Spellman
Address:       237 Park Avenue
               New York New York 10017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Christopher Trappe
Title:         Customer Service Rep
Phone:         (212) 251-3134

Signature, Place, and Date of Signing:


/s/ Christopher Trappe             New York, New York         12/31/01
-----------------------------      --------------------       ------------------
[Signature]                        [City, State]              [Date]




Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total (thousands): $

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     NONE

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ABN AMRO SECURITIES LLC                  12/31/01

Name Of Issuer                  TITLE   CUSIP      FAIR        SHARES OF   SOLE  SHARED  OTHER  MANAGERS  VOTING   AUTHORITY
                                OF      NUMBER     MARKET      PRINCIPLE   (A)   (B)     (C)              SOLE     SOLE       OTHER
                                CLASS              VALUE       AMOUNT                                     (A)      (B)        (C)

AMBASE CORP                     OTC EQ  23164106     636334   617800 N      X                      KRAM   617800       0        0

ANWORTH MORTGAGE ASSET COR      COMMON  37347101     591500    65000 N      X                      KRAM    65000       0        0

APEX MORTGAGE CAPITAL INC       COMMON  37564101     258750    23000 N      X                      KRAM    23000       0        0

*** NT BUTTERFIELD              OTC EQ  G0772R109    534600    17820 N      X                      KRAM    17820       0        0

BANK OF BERMUDA LTD             OTC EQ  G07644100   1396560    29095 N      X                      KRAM    29095       0        0

BERKSHIRE HATHAWAY INC-DEL      COMMON  84670108     982800       13 N      X                      KRAM       13       0        0

BAY VIEW CAPITAL CORP - DE      COMMON  07262L101    928242   126636 N      X                      KRAM   126636       0        0

BAY VIEW CAP I GTD TR PFD       COMMON  07262R207    410820    16400 N      X                      KRAM    16400       0        0

COASTAL BANCORP INC-TEX         OTC EQ  19041P105    433500    15000 N      X                      KRAM    15000       0        0

DOWNEY FINANCIAL CORP           COMMON  261018105    536250    13000 N      X                      KRAM    13000       0        0

EFUNDS CORP                     OTC EQ  28224R101   1993750   145000 N      X                      KRAM   145000       0        0

FIRST FINANCIAL FUND INC        COMMON  320228109    202500    16200 N      X                      KRAM    16200       0        0

FIRST INVESTORS FINANCIAL       OTC EQ  32058A101    393720   115800 N      X                      KRAM   115800       0        0

FRANKLIN BANK N.A.              OTC EQ  352456107    246400    14000 N      X                      KRAM    14000       0        0

HAWTHORNE FINANCIAL CORP        OTC EQ  420542102    662400    34500 N      X                      KRAM    34500       0        0

LANDAMERICA FINANCIAL GROU      COMMON  514936103    430500    15000 N      X                      KRAM    15000       0        0

AMERICA FIRST MORTGAGE          COMMON   23934102   1106875   126500 N      X                      KRAM   126500       0        0

MEADOWBROOK INSURANCE GROU      COMMON  58319P108     74426    37400 N      X                      KRAM    37400       0        0

MUENCHENER RUECKVERSICHE-       FSTK      5294121    558066     2055 N      X                      KRAM     2055       0        0

METRIS COMPANIES INC            COMMON  591598107    514200    20000 N      X                      KRAM    20000       0        0

NEW CENTURY FINANCIAL CORP      OTC EQ  64352D101   1265055    93500 N      X                      KRAM    93500       0        0

INDYMAC MTG HLDGS INC           COMMON  456607100    203406     8700 N      X                      KRAM     8700       0        0

NEWHALL LAND & FARMING CO-      COMMON  651426108    207200     7000 N      X                      KRAM     7000       0        0

NORTH VALLEY BANCORP-CALIF      OTC EQ  66304M105    736522    53800 N      X                      KRAM    53800       0        0

OCWEN FINANCIAL CORP            COMMON  675746101    335028    39508 N      X                      KRAM    39508       0        0

OLD STONE CORP-12% CONV PF      OTC EQ  680293305     49275    21900 N      X                      KRAM    21900       0        0

PROVIDENT FINANCIAL HOLDIN      OTC EQ  743868101    468000    18000 N      X                      KRAM    18000       0        0

PACIFIC UNION BANK CALIF        OTC EQ  695025106    681389    64740 N      X                      KRAM    64740       0        0

RAIT INVESTMENT TRUST           COMMON  749227104   1675640   102800 N      X                      KRAM   102800       0        0

RESOURCE BANCSHARES MORTGA      OTC EQ  761197102   1115058    97300 N      X                      KRAM    97300       0        0

REVLON INC-CL A                 COMMON  761525500    217116    32600 N      X                      KRAM    32600       0        0

RESOURCE AMERICA INC NEW        OTC EQ  761195205   1296868   138851 N      X                      KRAM   138851       0        0

ISTAR FINANCIAL INC             COMMON  45031U101    249500    10000 N      X                      KRAM    10000       0        0

SOVEREIGN BANCORP INC           COMMON  845905108    154224    12600 N      X                      KRAM    12600       0        0


UNION ACCEPTANCE CORP-CL A      OTC EQ  904832102    727500   145500 N      X                      KRAM   145500       0        0

WILSHIRE FINL SVCS GROUP I      OTC EQ  971867205    268550   131000 N      X                      KRAM   131000       0        0